Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our board of directors and senior management recognizes the critical importance of maintaining the trust and confidence of our clients, business partners and employees. Our management, led by our Chief Executive Officer and Chief Financial Officer, are actively involved in oversight of our risk management efforts, and cybersecurity represents an important component of our overall approach to risk management efforts. In general, we seek to address cybersecurity risks through a cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

Risk Management and Strategy

Our cybersecurity efforts are focused on the following key areas:

●	Collaborative Approach: We have implemented a cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
●	Technical Safeguards: We deploy third party service provides to ensure the installation of technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.
●	Education and Awareness: We provide initial basic training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats.

In connection with our risk management and strategy efforts, we have hired a third-party service provider to play a role in evaluations of our security controls, independent audits or consulting on best practices to address new challenges.

While we have experienced cybersecurity threats in the ordinary course of business and expect to continue to experience such threats from time to time, to date, none have had a material adverse effect on our business, financial condition, results of operations or cash flows. Even with the approach we take to cybersecurity, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on us.

Governance

Our Chief Executive Officer and Chief Financial Officer oversee our cybersecurity risk management and mitigation efforts. The board of directors and Audit Committee receive prompt and timely information regarding any cybersecurity incidents. Our Audit Committee periodically discusses cybersecurity.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Collaborative Approach: We have implemented a cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
●	Education and Awareness: We provide initial basic training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Chief Executive Officer and Chief Financial Officer oversee our cybersecurity risk management and mitigation efforts.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors and Audit Committee receive prompt and timely information regarding any cybersecurity incidents. Our Audit Committee periodically discusses cybersecurity.